Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Costs	Lease Costs
	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Components of total lease costs:
Operating lease expense	$305,049	$297,091
Total lease costs	$305,049	$297,091

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:
	March 31, 2024	December 31, 2023
Assets
Right of use asset – long term	$1,940,076	$2,200,299
Total right of use asset	$1,940,076	$2,200,299

Liabilities
Operating lease liabilities – short term	$900,979	$999,943
Operating lease liabilities – long term	891,747	1,041,744
Total lease liability	$1,792,726	$2,041,687
Lease Terms and Discount Rate as of March 31, 2024
Weighted average remaining lease term (in years) – operating leases	1.79
Weighted average discount rate – operating leases	8.00%
Lease Costs
	Year Ended December 31, 2023	Year Ended December 31, 2022
Components of total lease costs:
Operating lease expense	$1,140,949	$1,396,875
Total lease costs	$1,140,949	$1,396,875
ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:
	December 31, 2023	December 31, 2022
Assets
Right of use asset – long term	$2,200,299	$3,160,457
Total right of use asset	$2,200,299	$3,160,457

Liabilities
Operating lease liabilities – short term	$999,943	$1,086,658
Operating lease liabilities – long term	1,041,744	1,885,218
Total lease liability	$2,041,687	$2,971,876
Lease Terms and Discount Rate as of December 31, 2023
Weighted average remaining lease term (in years) – operating leases	1.92
Weighted average discount rate – operating leases	8.00%

Schedule of Maturities of Leases	Maturities of leases are as follows:
2024 (remaining)	$718,751
2025	710,546
2026	423,930
Total lease payments	$1,853,227
Less imputed interest	(60,501)
Less current portion	(900,979)
Total maturities, due beyond one year	$891,747
Maturities of leases are as follows:
2024	$1,004,982
2025	710,546
2026	423,930
Total lease payments	$2,139,458
Less imputed interest	(97,771)
Less current portion	(999,943)
Total maturities, due beyond one year	$1,041,744